Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.
Entity Central Index Key	0001847310
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Short Term Investment Fund for Puerto Rico Residents, Inc. Class A
Shareholder Report [Line Items]
Fund Name	Short Term Investment Fund for Puerto Rico Residents, Inc.
Class Name	Class A
Trading Symbol	PRALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”) for the period from July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds . You can also request this information by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]
What were the Fund costs for last year?
Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The performance of the Fund is mainly driven by the level of short-term interest rates. During the Fund’s fiscal year, the Federal Reserve maintained interest rates at or above 5%. This increased the Fund’s net investment income by approximately $300,000. Since the Fund distributes 100% of its net investment income, dividends to shareholders were higher. The Fund also distributed $301,279 in capital gains. Fund performance is also affected by its size. During the fiscal year average assets decreased approximately $51 million. This caused the Fund’s expense ratio to exceed 1.00%. This increase was offset by the waiver of $87,123 in expenses by the adviser. During the fiscal year ended June 30, 2024, the Fund’s current investment strategies did not cause performance to materially deviate from expectations.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

	Average Annual Total Returns as of June 30, 2024
	1-Year	5-Year	10-Year
Short Term Investment Fund for Puerto Rico Residents, Inc.	4.82%	1.62%	0.97%
Bloomberg U.S. Aggregate Bond Index	2.63%	-0.23%	1.35%
ICE BofA 3 Month US Treasury Bill Index	5.43%	2.17%	1.52%

Net Assets	$ 66,909,124
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 411,847
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics
FUND STATISTICS

Total Net Assets	$66,909,124

# of Portfolio Holdings	6

Portfolio Turnover Rate	0.00%

Total Advisory Fees Paid	$411,847

Holdings [Text Block]
Fund Holdings Summaries
The Fund’s portfolio consists 100% of high-quality, liquid, short-term U.S. agency discount notes.

Top 5 Holdings (% of Net Assets)

Federal Home Loan Bank Discount Note, 0.00%, due 07/01/24	80.9%

Federal Home Loan Bank Discount Note, 0.00%, due 07/02/24	7.5%

Federal Home Loan Bank Discount Note, 0.00%, due 07/03/24	3.0%

Federal Home Loan Bank Discount Note, 0.00%, due 07/09/24	3.0%

Federal Home Loan Bank Discount Note, 0.00%, due 07/10/24	3.0%
The following table shows the ratings of the Fund’s portfolio securities as of June 30, 2024. The ratings used are the highest rating given by one
of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P). Ratings are subject to change.

Rating (% of Total Portfolio)
AAA	100.00%